7. Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research And Development Expenses Tables
Research and Development Expenses

	2018	2017	2016
Third-party services	22,127	12,299	20,170
Personnel expenses	8,055	5,639	6,648
Legal, consulting and patent expenses	1,672	890	758
Cost of materials	1,140	994	1,028
Amortisation and depreciation	351	309	322
Operating lease expenses	401	345	297
Other expenses	1,402	1,013	957
	35,148	21,489	30,180